UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
Check here if Amendment           |_|; Amendment Number: ____
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         AXE-HOUGHTON ASSOCIATES, INC.
Address:      ONE EAST WEAVER STREET
              GREENWICH, CT 06831
              203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven E. Berman
Title: President
Phone: (201) 585-7733
Signature, Place, and Date of Signing:
/s/ Steven E. Berman, Fort Lee, NJ 07024
----------------------------------------
July 30, 2004

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      NONE
Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: 204,266
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates
FORM 13F
June 30, 2004

                           FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER            CLASS      CUSIP    (x$1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS     SOLE     SHARED   NONE
------------------------------  --------  ---------  --------  ----------  ---  ----  -------  --------  ---------- -------- -------

ATI Technologies Inc.             COM     001941103    3,433      182,050  SH                    Sole       182,050
Accredo Health Inc                COM     00437v104    1,289       33,100  SH                    Sole        33,100
Acme Communications  Inc.         COM     004631107    2,553      369,950  SH                    Sole       369,950
Activision Inc.                   COM     004930202    3,506      220,500  SH                    Sole       220,500
Adolar Corp                       COM     00724X102      380       30,000  SH                    Sole        30,000
Aeropostale Inc.                  COM     007865108    1,670       62,050  SH                    Sole        62,050
Alliance Gaming Corp.             COM     01859p609    1,719      100,200  SH                    Sole       100,200
Amcol Intl Corp                   COM     02341W103    2,687      141,800  SH                    Sole       141,800
Amedisys Inc.                     COM     023436108    2,580       78,100  SH                    Sole        78,100
Applied Micro Circuits Corp.      COM     03822w109      743      139,700  SH                    Sole       139,700
Applied Signal Technology Inc.    COM     038237103    2,510       71,600  SH                    Sole        71,600
Ask Jeeves, Inc.                  COM     045174109    2,434       62,350  SH                    Sole        62,350
Autobytel Inc.                    COM     05275n106    2,050      225,800  SH                    Sole       225,800
BankUnited Financial Corporati    COM     06652b103    2,190       84,875  SH                    Sole        84,875
Bombay Co Inc.                    COM     097924104      953      155,500  SH                    Sole       155,500
Brigham Exploration Company       COM     109178103      182       19,800  SH                    Sole        19,800
Brocade Communications Systems    COM     111621108    2,207      369,100  SH                    Sole       369,100
Brooks Automation Inc.            COM     114340102      266       13,200  SH                    Sole        13,200
Buffalo Wild Wings Inc.           COM     119848109    2,782      100,600  SH                    Sole       100,600
C D I CORP COM                    COM     125071100    2,017       58,300  SH                    Sole        58,300
CONMED Corporation                COM     207410101    2,474       90,300  SH                    Sole        90,300
Caci International Inc.           COM     127190304    1,198       29,625  SH                    Sole        29,625
Centene Corp.                     COM     15135b101    2,806       72,787  SH                    Sole        72,787
Central European Distribution     COM     153435102      342       13,200  SH                    Sole        13,200
Century Aluminum Company          COM     156431108    2,600      104,900  SH                    Sole       104,900
Champion Enterprises              COM     158496109      423       46,100  SH                    Sole        46,100
Children's Place Retail Stores    COM     168905107    1,258       53,500  SH                    Sole        53,500
Cognex Corp.                      COM     192422103    3,937      102,300  SH                    Sole       102,300
Computer Programs & Systems       COM     205306103    1,591       78,050  SH                    Sole        78,050
Cray Inc.                         COM     225223106    2,355      355,750  SH                    Sole       355,750
Cymer Inc.                        COM     232572107    2,242       59,875  SH                    Sole        59,875
DJ Orthopedics Inc.               COM     23325g104      308       13,400  SH                    Sole        13,400
DRS Technologies Inc.             COM     23330x100    2,227       69,800  SH                    Sole        69,800
Dade Behring Holdings Inc.        COM     23342J206      309        6,500  SH                    Sole         6,500
Delta Petroleum Corp New          COM     247907207    1,766      131,300  SH                    Sole       131,300
Dendreon Corp                     COM     24823Q107    1,689      137,900  SH                    Sole       137,900
Drexler Technology Corp.          COM     261876106      627       47,000  SH                    Sole        47,000
EXCEL TECHNOLOGY INC COM          COM     30067T103    2,118       63,800  SH                    Sole        63,800
Eyetech Pharmaceuticals Inc.      COM     302297106    2,073       48,300  SH                    Sole        48,300
F5 Networks Inc                   COM     315616102    2,640       99,700  SH                    Sole        99,700
FMC Technologies                  COM     30249u101    1,347       46,775  SH                    Sole        46,775
Faro Technologies Inc.            COM     311642102    2,783      108,400  SH                    Sole       108,400
General Cable Corporation         COM     369300108      478       55,900  SH                    Sole        55,900
HCC Insurance Holdings Inc.       COM     404132102    1,855       55,525  SH                    Sole        55,525
IPass Inc.                        COM     46261V108    3,526      332,988  SH                    Sole       332,988
Imax Corp.                        COM     45245e109    1,656      299,450  SH                    Sole       299,450
Immunicon Corporation             COM     45260a107    1,698      216,300  SH                    Sole       216,300
Inkine Pharmaceuticals Com        COM     457214104    1,239      320,100  SH                    Sole       320,100
Integrated Electric Service       COM     45811E103    1,956      243,012  SH                    Sole       243,012
John B Sanfillippo & Son Inc.     COM     800422107    2,377       88,960  SH                    Sole        88,960
Key Energy Services Inc.          COM     492914106    1,223      129,525  SH                    Sole       129,525
La Quinta Corp.                   COM     50419u202    2,854      339,800  SH                    Sole       339,800
Landrys Restaurants Inc.          COM     51508L103    3,115      104,200  SH                    Sole       104,200
MSC Software Corp                 COM     553531104    1,880      210,100  SH                    Sole       210,100
Magna Entertainment Corp.         COM     559211107    1,086      184,150  SH                    Sole       184,150
Marinemax Inc.                    COM     567908108    3,390      118,200  SH                    Sole       118,200
Marvel Enterprises Inc.           COM     57383m108    1,609       82,425  SH                    Sole        82,425
Matrixx Initiatives Inc.          COM     57685l105    1,767      173,400  SH                    Sole       173,400
Mattson Technology Inc.           COM     577223100    3,452      287,150  SH                    Sole       287,150
Mine Safety Appliances Company    COM     602720104    5,244      155,600  SH                    Sole       155,600
Mission Resources Corp.           COM     605109107    1,001      175,700  SH                    Sole       175,700
Mobility Electronics Inc.         COM     60741u101    2,181      258,100  SH                    Sole       258,100
Monaco Coach Corp.                COM     60886r103      487       17,300  SH                    Sole        17,300
O2Micro International Ltd.        COM     G6797E106    2,314      135,900  SH                    Sole       135,900
Odyssey Healthcare Inc.           COM     67611v101      226       12,000  SH                    Sole        12,000
OmniVision Technologies Inc.      COM     682128103    1,828      114,600  SH                    Sole       114,600
Option Care Inc.                  COM     683948103      530       34,700  SH                    Sole        34,700
PAR Pharmaceutical Companies I    COM     69888p106    1,708       48,500  SH                    Sole        48,500
Penn National Gaming Inc.         COM     707569109    3,009       90,625  SH                    Sole        90,625
Photon Dynamics Inc.              COM     719364101      964       27,500  SH                    Sole        27,500
Presstek Inc.                     COM     741113104    1,582      150,500  SH                    Sole       150,500
Psychiatric Solutions Inc.        COM     74439h108    2,690      107,900  SH                    Sole       107,900
Quiksilver Inc.                   COM     74838c106    2,007       84,300  SH                    Sole        84,300
RC2 Corporation                   COM     749388104    6,298      177,400  SH                    Sole       177,400
Red Hat Inc                       COM     756577102      825       35,900  SH                    Sole        35,900
Reliance Steel & Aluminum Comp    COM     759509102    3,266       81,000  SH                    Sole        81,000
Rofin Sinar Technologies          COM     775043102    1,965       77,400  SH                    Sole        77,400
Safenet Inc.                      COM     78645r107    5,740      207,357  SH                    Sole       207,357
Salix Pharmaceuticals Ltd         COM     795435106    2,475       75,100  SH                    Sole        75,100
Schnitzer Steel Industries Inc    COM     806882106    3,337       98,250  SH                    Sole        98,250
Scientific Games Corp Cl A        COM     80874P109    1,428       74,600  SH                    Sole        74,600
Silicon Image Inc.                COM     82705t102    3,376      257,500  SH                    Sole       257,500
Sina Corporation                  COM     G81477104    2,507       76,000  SH                    Sole        76,000
Softbrands Inc.                   COM     83402a107       39       32,612  SH                    Sole        32,612
Spinnaker Exploration Co.         COM     84855w109    2,359       59,900  SH                    Sole        59,900
Sports Authority Inc. New         COM     84917u109    1,870       52,100  SH                    Sole        52,100
Symbion Inc.                      COM     871507109    2,555      146,100  SH                    Sole       146,100
Synaptics Incorporated            COM     87157d109    2,831      146,550  SH                    Sole       146,550
TBC Corporation                   COM     872180104    1,918       80,590  SH                    Sole        80,590
Tekelec                           COM     879101103    1,192       65,600  SH                    Sole        65,600
Tetra Tech Inc.                   COM     88162g103    2,588      158,575  SH                    Sole       158,575
Tetra Technologies Inc.           COM     88162f105    1,810       67,400  SH                    Sole        67,400
Transmeta Corporation             COM     89376r109      329      150,400  SH                    Sole       150,400
Trident Microsystems Inc.         COM     895919108    2,640      232,150  SH                    Sole       232,150
Ultra Petroleum Corp.             COM     903914109    2,188       58,600  SH                    Sole        58,600
VCA Antech Inc.                   COM     918194101    3,173       70,800  SH                    Sole        70,800
W Holding Company Inc.            COM     929251106    1,837      106,962  SH                    Sole       106,962
Wabash Natl Corp.                 COM     929566107    2,174       78,900  SH                    Sole        78,900
Wabtec Corporation                COM     929740108      336       18,600  SH                    Sole        18,600
Winnebago Industries Inc.         COM     974637100    2,200       59,000  SH                    Sole        59,000
eResearch Technology Inc.         COM     29481v108    2,814      100,500  SH                    Sole       100,500

                                                     --------------------------------------------------------------------------
GRAND TOTAL                                          204,266   11,798,093                                11,798,093           0
                                                     --------------------------------------------------------------------------